Common Stock and Additional Paid-in Capital (Tables)	6 Months Ended
Jun. 30, 2015
Common Stock and Additional Paid-in Capital [Abstract]
Common Stock and Additional Paid-in Capital
	Number of non-vested shares	Weighted average grant date fair value per non vested shares

Balance December 31, 2014	612,798	13.49
Granted	173,200	7.24
Forfeited	(10,000)	14.79
Balance June 30, 2015	775,998	12.08